Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2018
Recurring Basis
Fair value measurements
Schedule of Assets and Liabilities Measured at Fair Value

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Aggregate
As at December 31, 2018	(Level 1)	(Level 2)	(Level 3)	Fair Value
Receivables from provisional concentrate sales	$—	$8.5	$—	$8.5
Equity investments	132.8	—	3.9	136.7
Warrants	—	0.7	—	0.7
	$132.8	$9.2	$3.9	$145.9

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Aggregate
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Fair Value
Cash and cash equivalents	$511.1	$—	$—	$511.1
Receivables from provisional concentrate sales	—	11.3	—	11.3
Available-for-sale equity investments	168.1	—	—	168.1
Warrants	—	0.8	—	0.8
	$679.2	$12.1	$—	$691.3

Non recurring Basis
Fair value measurements
Schedule of Assets Measured at Fair Value on a Non-Recurring Basis

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs	Aggregate
As at December 31, 2018	(Level 1)	(Level 2)	(Level 3)	Fair Value
Royalty, stream and working interests	$—	$—	$14.6	$14.6
	$—	$—	$14.6	$14.6